Investments - Investments Reported in Other Current and Non-Current Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Funding Commitments	$ 16.3	$ 7.2
Assets	56.0	54.1	53.8
Chem-Mod LLC [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets	4.0	4.0
Chem-Mod International LLC [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets	2.0	2.0
Clean-Coal Investments [Member] | Twelve 2009 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments		0.4
Assets		7.8	8.9
Clean-Coal Investments [Member] | Two 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Assets		1.3	1.5
Clean-Coal Investments [Member] | Five 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets	12.8	13.2
Clean-Coal Investments [Member] | Ten 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments		3.9
Assets		14.3	33.4
Clean-Coal Investments [Member] | Notes Receivable and Interest from Co-Investor [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets		8.5	8.0
Clean-Coal Investments [Member] | Nine 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets	8.8	2.8
Clean-Coal Investments [Member] | Five 2009 Era Clean Coal Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments	0.2
Assets	5.8	6.3
Clean-Coal Investments [Member] | Four 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments	13.2
Assets	16.0	9.2
Clean-Coal Investments [Member] | Six 2011 Era Clean Coal Production Plants [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets	3.7	5.1
Other Investments [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments	2.9	2.9
Assets	2.9	3.0	2.0
C-Quest Technology LLC [Member]
Schedule of Equity Method Investments [Line Items]
Funding Commitments
Assets